Taxes on Income (Details) - Schedule of significant components of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Carryforward tax losses	$ 10,540	$ 10,391
Research and development	3,227	2,862
Accrued social benefits and other	505	567
Deferred tax assets, gross	14,272	13,820
Less - valuation allowance	(14,272)	(13,820)
Net deferred tax assets